Cost of Sales - Schedule of Cost of Sales (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Cost of Sales [Abstract]
Purchases	RM 11,684,616	$ 2,773,665	RM 8,993,049
Commissions			851,643
Marketing	2,492,536	591,672	1,095,540
Depreciation of plant and equipment	1,385,801	328,958	748,654
Software development	618,000	146,699
Server maintenance	20,607,243	4,891,695	3,259,962
Employee benefit expenses	1,547,710	367,391	1,218,289
Total	RM 38,335,906	$ 9,100,080	RM 16,167,137